Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total
	(in thousands)
Division Revenues:
3 Months ended 06/30/2022	$10,676	$10,683	$11,124	$12,511	$8,737	$8,363	$8,380	$9,341	$79,815
3 Months ended 06/30/2021	$9,519	$9,628	$10,247	$10,709	$7,279	$7,021	$5,973	$8,612	$68,988
6 Months ended 06/30/2022	$21,184	$20,890	$21,962	$24,466	$17,040	$15,827	$16,208	$18,373	$155,950
6 Months ended 06/30/2021	$19,226	$19,130	$20,491	$21,184	$14,502	$13,718	$11,950	$17,140	$137,341

Division Profit:
3 Months ended 06/30/2022	$4,062	$4,953	$5,221	$5,532	$3,499	$2,893	$2,678	$4,081	$32,919
3 Months ended 06/30/2021	$3,892	$4,970	$5,388	$5,289	$3,040	$2,754	$1,225	$4,055	$30,613
6 Months ended 06/30/2022	$7,779	$9,341	$9,874	$10,208	$6,512	$4,943	$4,846	$7,315	$60,818
6 Months ended 06/30/2021	$7,482	$9,811	$10,527	$9,807	$6,011	$4,751	$2,869	$7,562	$58,820

Division Assets:
06/30/2022	$119,044	$129,317	$126,372	$159,498	$96,043	$96,669	$97,574	$112,835	$937,352
12/31/2021	$115,423	$123,844	$125,568	$152,409	$91,774	$91,753	$90,425	$109,411	$900,607

	3 Months Ended 06/30/2022	3 Months Ended 06/30/2021	6 Months Ended 06/30/2022	6 Months Ended 06/30/2021
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$79,815	$68,988	$155,951	$137,341
Corporate finance charges earned, not allocated to divisions	23	23	45	45
Corporate investment income earned, not allocated to divisions	1,833	1,695	3,793	3,738
Timing difference of insurance income allocation to divisions	2,365	2,098	5,959	4,944
Other revenue not allocated to divisions	17	4	19	6
Consolidated Revenues (1)	$84,053	$72,808	$165,767	$146,074

	3 Months Ended 06/30/2022	3 Months Ended 06/30/2021	6 Months Ended 06/30/2022	6 Months Ended 06/30/2021
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$32,920	$30,613	$60,820	$58,820
Corporate earnings not allocated	4,238	3,820	9,816	8,733
Corporate expenses not allocated	(26,937)	(22,701)	(53,615)	(43,813)
Consolidated Income Before Income Taxes	$10,221	$11,732	$17,021	$23,740

Note 1: Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.